Leases	6 Months Ended
Jun. 30, 2025
Leases [Abstract]
LEASES

15. LEASES

The Company leases buildings, office facilities, land use rights and batteries in PRC. The Company does not have any finance leases for the year ended December 31, 2024, and for the six months ended June 30, 2025, respectively. Operating leases result in the recognition of right-of-use (“ROU”) assets and lease liabilities on the balance sheet. ROU assets represent the Company’s right to use the leased asset for the lease term, and lease liabilities represent the obligation to make lease payments. The operating lease expenses were charged to cost of sales, research and development expenses and general and administrative expenses.

A summary of supplemental information related to operating leases as of the year ended December 31, 2024 and the six months ended June 30, 2025 was as follows:

	As of December 31, 2024	As of June 30, 2025
	RMB	RMB	US$
		(Unaudited)
Operating lease right-of-use assets, net	16,205	12,003	1,676
Operating lease liabilities, current	1,843	981	137
Operating lease liabilities, non-current	4,137	2,933	409
Weighted average remaining lease terms	3.22 years	2.72 years	2.72 years
Weighted average discount rate	4.64%	3.95%	3.95%

Future lease payments under operating leases as of June 30, 2025 were as follows:

As of June 30, 2025
RMB
(Unaudited)
FY2025	1,137
FY2026	2,028
FY2027	1,246
FY2028	779
FY2029	465
FY2030	319
FY2031	-
Total future lease payment	5,974
less: imputed interest	(2,060)
Represent value of future lease payments(i)	3,914

(i)	Present value of future operating lease payments consisted of current portion of operating lease liabilities and non-current portion of operating lease liabilities, amounting to RMB981 (US$137) and RMB2,933 (US$409) as of June 30, 2025.